EQUITY (Details 2) € in Thousands, shares in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
IfrsStatementLineItems [Line Items]
Total shares after redemptions share | shares	8,407,025
Additional Shares Issued To Pipe Investors Shares | shares	6,714,931
Total Shares Issued To Dd3 Shareholders Shares | shares	15,121,956
Cash U S D [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	€ 49,177
Additional shares issued to PIPE investors	67,149
Total shares issued to DD3 shareholders	116,327
Cash Euro [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	43,300
Additional shares issued to PIPE investors	59,124
Total shares issued to DD3 shareholders	102,425
Issued Capital S [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	8,407
Additional shares issued to PIPE investors	6,715
Total shares issued to DD3 shareholders	15,122
Share Premiums [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	61,288
Additional shares issued to PIPE investors	52,410
Total shares issued to DD3 shareholders	113,697
Total Equity [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	69,695
Additional shares issued to PIPE investors	59,124
Total shares issued to DD3 shareholders	€ 128,819